SRH Funds

SRH REIT Covered Call ETF (NYSE Arca, Inc.: SRHR)

SRH U.S. Quality GARP ETF* (NYSE Arca, Inc.: SRHQ)

Schedules of Investments
July 31, 2025

*	Effective February 28, 2025, the name of the Fund was changed from SRH U.S. Quality ETF to SRH U.S. Quality GARP ETF.

SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.93%
Data Center REIT - 11.74%
Digital Realty Trust, Inc.(a)	16,500	$2,911,260
Equinix, Inc.(a)	3,500	2,748,095
		5,659,355
Gaming REIT - 3.50%
VICI Properties, Inc.	51,763	1,687,474

Health Care REIT - 13.86%
Alexandria Real Estate Equities, Inc.(a)	22,500	1,719,675
Healthpeak Properties, Inc.	74,763	1,266,485
Ventas, Inc.	55,000	3,694,900
		6,681,060
Hotel REIT - 5.20%
Apple Hospitality REIT, Inc.	75,000	881,250
Host Hotels & Resorts, Inc.	103,525	1,627,413
		2,508,663
Industrial REIT - 9.70%
Eastgroup Properties, Inc.	7,395	1,207,160
First Industrial Realty Trust, Inc.(a)	41,260	2,010,187
Rexford Industrial Realty, Inc.(a)	40,000	1,461,200
		4,678,547
Infrastructure REIT - 6.54%
Crown Castle, Inc.(a)	30,000	3,152,700

Multi Asset Class REIT - 6.69%
Global Net Lease, Inc.	295,500	2,065,545
Safehold, Inc.(a)	82,800	1,158,372
		3,223,917
Office REIT - 8.89%
Cousins Properties, Inc.	72,500	1,964,750
Highwoods Properties, Inc.(a)	80,000	2,320,800
		4,285,550
Residential REIT - 12.58%
Invitation Homes, Inc.	20,628	632,248
Mid-America Apartment Communities, Inc.(a)	8,000	1,139,440
NexPoint Residential Trust, Inc.	72,082	2,247,517
Sun Communities, Inc.	16,514	2,048,231
		6,067,436
	Shares	Value
Retail REIT - 6.23%
Brixmor Property Group Inc.	64,200	$1,677,546
Curbline Properties Corp.	60,000	1,326,000
		3,003,546
Self-storage REIT - 5.58%
Extra Space Storage, Inc.(a)	12,350	1,659,346
National Storage Affiliates Trust	35,000	1,031,100
		2,690,446
Specialty REIT - 9.42%
Lamar Advertising Co., Class A	37,168	4,543,788

TOTAL COMMON STOCKS
(Cost $48,093,778)		48,182,482

MONEY MARKET FUNDS - 0.69%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.25%(b)	333,917	333,917

TOTAL MONEY MARKET FUNDS
(Cost $333,917)		333,917

TOTAL INVESTMENTS - 100.62%
(Cost $48,427,695)		$48,516,399

Liabilities in Excess of Other Assets - (0.62%)		(298,483)

NET ASSETS - 100.00%		$48,217,916

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options in the amount of $20,065,478 as of July 31, 2025.
(b)	Rate disclosed is 7-Day Yield as of July 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

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SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

Call Options Written

Underlying Security	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Alexandria Real Estate Equities, Inc.	10/17/2025	$77.50	(220)	$60,934	$(1,681,460)	$(86,900)
Crown Castle, Inc.	10/17/2025	115.00	(300)	47,092	(3,152,700)	(44,400)
Digital Realty Trust, Inc.	9/19/2025	190.00	(165)	63,389	(2,911,260)	(25,575)
Equinix, Inc.	8/15/2025	940.00	(34)	64,497	(2,669,578)	(7,310)
Extra Space Storage, Inc.	9/19/2025	160.00	(120)	32,637	(1,612,320)	(6,000)
First Industrial Realty Trust, Inc.	9/19/2025	55.00	(410)	52,214	(1,997,520)	(11,275)
Highwoods Properties, Inc.	11/21/2025	35.00	(800)	47,944	(2,320,800)	(14,000)
Mid-America Apartment Communities, Inc.	12/19/2025	160.00	(80)	35,758	(1,139,440)	(15,200)
Rexford Industrial Realty, Inc.	12/19/2025	40.00	(400)	56,793	(1,461,200)	(52,000)
Safehold, Inc.	10/17/2025	22.50	(800)	60,595	(1,119,200)	(12,000)
				$521,853	$(20,065,478)	$(274,660)

See Notes to Schedules of Investments.

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SRH U.S. Quality GARP ETF

SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.77%
Consumer Discretionary Products - 5.72%
NIKE, Inc.	42,086	$3,143,403
NVR, Inc.(a)	369	2,785,762
Polaris, Inc.	65,257	3,452,748
		9,381,913
Consumer Staple Products - 2.46%
Coca-Cola Consolidated, Inc.	19,790	2,211,533
Conagra Brands, Inc.	100,135	1,828,465
		4,039,998
Financial Services - 11.64%
Cboe Global Markets, Inc.	11,810	2,846,683
Corpay, Inc.(a)	7,662	2,475,209
Credit Acceptance Corp.(a)	5,175	2,537,199
Essent Group Ltd.	46,287	2,591,609
Euronet Worldwide, Inc.(a)	25,004	2,429,889
Nasdaq, Inc.	35,218	3,388,676
PayPal Holdings, Inc.(a)	40,945	2,815,378
		19,084,643
Health Care - 11.60%
Amgen, Inc.	8,575	2,530,483
Cardinal Health, Inc.	19,392	3,010,026
Cencora, Inc.	9,609	2,748,943
CVS Health Corp.	39,433	2,448,789
Elevance Health, Inc.	6,143	1,738,960
Humana, Inc.	10,096	2,522,688
McKesson Corp.	3,969	2,752,660
UnitedHealth Group, Inc.	5,102	1,273,255
		19,025,804
Industrial Products - 6.94%
Fortive Corp.	36,507	1,749,781
Keysight Technologies, Inc.(a)	17,839	2,923,990
Ralliant Corp.(a)	12,169	556,367
The Toro Co.	36,702	2,725,123
Watts Water Technologies, Inc.	13,083	3,431,933
		11,387,194
Industrial Services - 13.16%
Applied Industrial Technologies, Inc.	11,857	3,219,175
Arcosa, Inc.	34,642	2,975,055
EMCOR Group, Inc.	7,228	4,535,498
Frontdoor, Inc.(a)	69,537	4,067,914
FTI Consulting, Inc.(a)	16,282	2,708,511
Insperity, Inc.	29,941	1,783,885
TriNet Group, Inc.	33,715	2,286,214
		21,576,252
	Shares	Value
Materials - 3.24%
Eagle Materials, Inc.	12,039	$2,700,227
Owens Corning	18,707	2,608,317
		5,308,544
Media - 6.30%
Fox Corp., Class A	47,203	2,632,040
GoDaddy, Inc., Class A(a)	14,831	2,396,393
New York Times Co., Class A	53,863	2,794,951
Sirius XM Holdings, Inc.	118,502	2,502,762
		10,326,146
Renewable Energy - 1.64%
EnerSys	29,173	2,694,710

Retail & Wholesale - Discretionary - 1.63%
The Home Depot, Inc.	7,293	2,680,250

Retail & Wholesale - Staples - 1.57%
Target Corp.	25,600	2,572,800

Software & Tech Services - 22.72%
ACI Worldwide, Inc.(a)	48,832	2,078,290
Akamai Technologies, Inc.(a)	33,188	2,532,576
Autodesk, Inc.(a)	10,204	3,092,935
Booz Allen Hamilton Holding Co., Class A	25,546	2,741,852
Box, Inc., Class A(a)	86,573	2,778,993
Dropbox, Inc., Class A(a)	100,024	2,717,652
Gen Digital, Inc.	100,664	2,968,581
Genpact Ltd.	53,052	2,336,941
Leidos Holdings, Inc.	19,799	3,160,910
Nutanix, Inc.(a)	38,270	2,876,756
Pegasystems, Inc.	76,736	4,505,171
Qualys, Inc.(a)	21,215	2,823,080
Science Applications International Corp.	23,796	2,652,778
		37,266,515
Tech Hardware & Semiconductors - 6.80%
Ciena Corp.(a)	44,211	4,104,549
Jabil, Inc.	19,635	4,381,943
Plexus Corp.(a)	20,850	2,658,375
		11,144,867
Telecommunications - 1.46%
Iridium Communications, Inc.	97,791	2,391,968

See Notes to Schedules of Investments.

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SRH U.S. Quality GARP ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

	Shares	Value
Utilities - 2.89%
Vistra Corp.	22,750	$4,744,285

TOTAL COMMON STOCKS
(Cost $140,468,337)		163,625,889

MONEY MARKET FUNDS - 0.21%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.25%(b)	338,967	338,967

TOTAL MONEY MARKET FUNDS
(Cost $338,967)		338,967

TOTAL INVESTMENTS - 99.98%
(Cost $140,807,304)		$163,964,856

Other Assets In Excess of Liabilities - 0.02%		30,999

NET ASSETS - 100.00%		$163,995,855

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of July 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

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SRH Funds

NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to two series of the Trust, SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF (formerly known as the SRH U.S. Quality ETF) (each a “Fund” and collectively the “Funds”). SRH REIT Covered Call ETF’s investment objective is to provide total return. Under normal circumstances, the Fund invests at least 80% of its net assets in Real Estate Investment Trusts (“REITs”) that are publicly traded on domestic stock exchanges. In addition, the Fund strategically implements an option strategy consisting of writing (selling) U.S. exchange-traded covered call options on the REITs in the Fund’s portfolio. The Fund commenced operations on November 1, 2023. SRH U.S. Quality GARP ETF’s investment objective is to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality GARP Index (formerly known as the SRH U.S. Quality Index) (the “Index”). The Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, SRH Advisors, LLC (formerly known as Rocky Mountain Advisors, LLC) (“SRH”), has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely followed, broad-based U.S. equity benchmarks. The Fund commenced operations on October 4, 2022.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies.”

Portfolio Valuation: The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Funds’ total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which Paralel Advisors LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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SRH Funds

NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2025 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of July 31, 2025:

SRH REIT Covered Call ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$48,182,482	$–	$–	$48,182,482
Money Market Funds	333,917	–	–	333,917
Total	$48,516,399	$–	$–	$48,516,399
Other Financial Instruments(b)
Written Options	$(274,660)	$–	$–	$(274,660)
Total	$(274,660)	$–	$–	$(274,660)

SRH U.S. Quality GARP ETF

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$163,625,889	$–	$–	$163,625,889
Money Market Funds	338,967	–	–	338,967
Total	$163,964,856	$–	$–	$163,964,856

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions: Securities transactions are recorded as of the trade date.

REITs: The SRH REIT Covered Call ETF may invest in REITs and is subject to certain risks associated with those investments. The value of investments in REIT shares may decline because of adverse developments affecting the real estate industry and real property values. Real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Also, qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund's investments in REITs is reported to the Fund after the end of the calendar year, and the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

At July 31, 2025, SRH REIT Covered Call ETF held written call options.

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